EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Privatization (in shares)		0	0
Exchange LP Units exchanged (in shares)	0	0	0
Distribution reinvestment program (in shares)	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
LP units issued (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	435,980	439,802	424,198
Privatization (in shares)	(146,278)	0	0
Exchange LP Units exchanged (in shares)	128	169	425
Distribution reinvestment program (in shares)	123	998	257
Issued under unit-based compensation plan (in shares)	112	0	858
LP units issued (in shares)	0	59,497	0
Repurchases of LP Units (in shares)	0	(76,066)	(22,252)
End of year (in shares)	298,987	435,980	439,802
Limited partners | BPR
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	8,922	11,580	36,316